Related Party Transactions and Balances - Additional Information (Details) $ in Thousands				1 Months Ended														12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jan. 01, 2019	Sep. 20, 2019 USD ($)	Sep. 20, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Apr. 08, 2013	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY (¥)	Sep. 30, 2010 USD ($)	Sep. 30, 2010 CNY (¥)	Aug. 12, 2010 USD ($)	Aug. 12, 2010 CNY (¥)	Jun. 30, 2007 USD ($)	Jun. 30, 2007 CNY (¥)	Aug. 12, 2004 CNY (¥)	Dec. 31, 2021 USD ($) Loan	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2004 USD ($) Agreement	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Due to related parties																		$ 6,290	$ 12,285
Proceeds from related party debt																		7,119	10,162	$ 1,457
Interest expense, related party																		$ 916	663	455
Dalian Jin Gang Group
Related Party Transaction [Line Items]
Number of loans due to related party | Loan																		2
Interest expense, related party																		$ 916	663	455
Frequency of periodic payment of interest																		monthly
Interest owed on loan from noncontrolling shareholder																		$ 13	25
Interest paid to noncontrolling shareholder																		929	$ 640	470
Related party transaction, lease term			5 years
Related party transaction, operating lease annual rent																				49			¥ 300,000
Related party transaction, current and non-current lease liability																		7,095
Dalian Jin Gang Group | Operating Lease Agreement After Amendment
Related Party Transaction [Line Items]
Related party transaction, operating lease annual rent						$ 22	¥ 200,000
Related party transaction, lease term						5 years 6 months	5 years 6 months
Dalian Jin Gang Group | Management Service Agreement
Related Party Transaction [Line Items]
Related party transaction, annual management fee																				$ 14	¥ 100,000
Dalian Jin Gang Group | Management Service Agreement Amended
Related Party Transaction [Line Items]
Related party transaction, annual management fee	$ 7	¥ 44,000
Sino Bioway Biotech Group Holding Limited
Related Party Transaction [Line Items]
Related party transaction number of supplemental agreements with related party								4
Related party transaction operating leases number of lease agreements amended								4
Related party transaction, operating lease annual rent																		7,477
Sino Bioway Biotech Group Holding Limited | Operating Lease Agreements Production Plant And Laboratory
Related Party Transaction [Line Items]
Number of operating lease agreements | Agreement																						2
Related party transaction, operating lease annual rent																	¥ 1,400,000					$ 197
Related party transaction, lease term																	20 years
Sino Bioway Biotech Group Holding Limited | Operating Lease Agreement After Amendment Production Plant And Laboratory
Related Party Transaction [Line Items]
Related party transaction, operating lease annual rent													$ 197	¥ 1,400,000
Sino Bioway Biotech Group Holding Limited | Operating Lease Agreement Before Amendment Production Plant And Laboratory
Related Party Transaction [Line Items]
Related party transaction, operating lease annual rent													$ 75	¥ 500,000
Sino Bioway Biotech Group Holding Limited | Operating Lease Agreement Expansion Of Production Plant
Related Party Transaction [Line Items]
Related party transaction, operating lease annual rent															$ 296
Sino Bioway Biotech Group Holding Limited | Operating Lease Agreement Expansion Of Research And Development Business
Related Party Transaction [Line Items]
Related party transaction, operating lease annual rent											$ 146	¥ 1,000,000.0				¥ 2,000,000.0
Related party transaction, lease term											5 years	5 years			20 years	20 years
Loan One and Two
Related Party Transaction [Line Items]
Due to related parties																		$ 6,277
Loan One | Dalian Jin Gang Group
Related Party Transaction [Line Items]
Proceeds from related party debt									$ 1,569	¥ 10,000,000
Debt instrument, interest rate, stated percentage																		6.50%
Loan Two
Related Party Transaction [Line Items]
Proceeds from related party debt				$ 4,708	¥ 30,000,000
Loan Two | Dalian Jin Gang Group
Related Party Transaction [Line Items]
Debt instrument, interest rate, stated percentage																		6.50%